Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Subsidiary Companies

At the date of this report, details of the subsidiary companies are as follows:

Name	Background	Ownership
Neo-Concept Apparel Group Limited (“NCA”)	● A BVI company ● Incorporated in August 2008 ● Issued Share Capital of USD100 ● Intermediate holding company	100% owned by NCI
Neo-Concept International Company Limited (“Neo-Concept HK”)	● A Hong Kong company ● Incorporated in October 1992 ● Issued Share Capital of HKD100,000 ● Provision of one-stop apparel solution services	100% owned by NCA
Neo-Concept (UK) Limited	● A UK company ● Incorporated in August 2000 ● Issued Share Capital of GBP100 ● Provision of online and offline retail sales of apparel products	100% owned by Neo-Concept HK
Neo-Concept Exquisite Couture Limited (“NCEC”)	● A BVI company ● Incorporated in May 2024 ● Issued Share Capital of USD100 ● Investment holdings	100% owned by NCA
NC Asia International Company Limited (“NCAIL”)	● A Hong Kong company ● Incorporated in April 2026 ● Issued Share Capital of HKD 10,000 ● Provision of online and offline sales of apparel products	100% owned by NCA
NC ASIA Investment Company Limited (“NCAIS”)	● A Hong Kong company ● Incorporated in April 2026 ● Issued Share Capital of HKD 10,000 ● Intermediate holding company	100% owned by NCA
Neo-Concept Elite Fashion Co., LLC (“NCEF”)	● A UAE company ● Incorporated in May 2024 ● Issued Share Capital of AED100,000 ● Investment holdings	100% owned by NCEC